DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS (Tables)	12 Months Ended
Dec. 31, 2019
DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS
Schedule of deposit of interests from consumers and payable to financing partners.

	December 31,	December 31,
	2018	2019
	RMB	RMB
Deposit of interests from consumers and payable to financing partners	333,587	42,464
Less: current portion	(314,231)	(42,199)
Non-current portion	19,356	265